Leases (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Right-of-use assets	$ 477,404	$ 569,650
Accumulated amortization of right of use assets	$ 185,033	$ 114,433
Weighted average remaining lease term	2 years 11 months 19 days	3 years 5 months 1 day
Weighted average discount rate	7.45%	7.45%
ASU 2016-02 [Member]
Right-of-use assets			$ 684,083
Operating lease discount rate			7.45%